INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Jan. 31, 2021
INTANGIBLE ASSETS AND GOODWILL [abstract]
Schedule of intangible assets
	Licenses	Branding	Customer relationships	Start up costs	Total
Cost
Balance, January 31, 2019	$12,060,274	$—	$1,540,447	$7,783	$13,608,504
Additions from acquisitions	1,071,750	1,331,804	1,174,468	—	3,578,022
Impairment of intangibles	(428,626)	(391,759)	(715,875)	—	(1,536,260)
Balance, January 31, 2020	$12,703,398	$940,045	$1,999,040	$7,783	$15,650,266
Category reclassification	(337,082)	46,674	287,249	3,159	—
Classified as held for sale	(224,840)	—	(164,226)	(10,942)	(400,008)
Disposals	—	(117,737)	—	—	(117,737)
Balance, January 31, 2021	$12,141,476	$868,982	$2,122,063	$—	$15,132,521

Accumulated Amortization
Balance, January 31, 2019	$(214,171)	$—	$(25,674)	$(79)	$(239,924)
Amortization expense	(2,228,051)	(33,295)	(443,641)	(729)	(2,705,716)
Balance, January 31, 2020	$(2,442,222)	$(33,295)	$(469,315)	$(808)	$(2,945,640)
Amortization expense	(1,154,808)	(95,053)	(213,939)	(729)	(1,464,529)
Category reclassification	76,557	(46,674)	(26,845)	(3,038)	—
Classified as held for sale	98,043	—	115,254	4,575	217,872
Disposals	—	17,737	—	—	17,737
Balance, January 31, 2021	$(3,422,430)	$(157,285)	$(594,845)	$—	$(4,174,560)
Carrying amount, January 31, 2020	$10,261,176	$906,750	$1,529,725	$6,975	$12,704,626
Carrying amount, January 31, 2021	$8,719,046	$711,697	$1,527,218	$—	$10,957,961

Schedule of goodwill
	Phantom Farms (Oregon)	Silver State Companies (Nevada)	Megawood Enterprises (Oregon)	Swell Companies (Oregon)	Total
Balance, January 31, 2019	$—	$28,541,323	$689,328	$—	$29,230,651
Additions from acquisitions	8,009,248	—	—	13,676,649	21,685,897
Impairment of Goodwill	(8,009,248)	—	(689,328)	(13,676,649)	(22,375,225)
Balance, January 31, 2020 and 2021	$—	$28,541,323	$—	$—	$28,541,323